Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST II
Entity Central Index Key	0000798250
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000102727 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R6
Trading Symbol	MFEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R6 shares of the MFS Growth Fund (fund) provided a total return of 12.62%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.62%	12.43%	15.72%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[1]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R4
Trading Symbol	MFEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R4 shares of the MFS Growth Fund (fund) provided a total return of 12.52%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.52%	12.32%	15.61%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[2]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006442 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R3
Trading Symbol	MFEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R3 shares of the MFS Growth Fund (fund) provided a total return of 12.23%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	12.23%	12.04%	15.32%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[3]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006441 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R2
Trading Symbol	MEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R2 shares of the MFS Growth Fund (fund) provided a total return of 11.95%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.95%	11.76%	15.04%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[4]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006439 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class R1
Trading Symbol	MFELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R1 shares of the MFS Growth Fund (fund) provided a total return of 11.40%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	11.40%	11.20%	14.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[5]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class I
Trading Symbol	MFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class I shares of the MFS Growth Fund (fund) provided a total return of 12.51%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.51%	12.32%	15.61%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[6]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class C
Trading Symbol	MFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$170	1.61%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class C shares of the MFS Growth Fund (fund) provided a total return of 11.40%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	11.40%	11.20%	14.46%
C with CDSC (1% for 12 months)×	10.49%	11.20%	14.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[7]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class B
Trading Symbol	MEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$169	1.60%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class B shares of the MFS Growth Fund (fund) provided a total return of 11.40%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	11.40%	11.20%	14.46%
B with CDSC (declining over six years from 4% to 0%)×	7.77%	10.94%	14.46%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[8]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Fund
Class Name	Class A
Trading Symbol	MFEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class A shares of the MFS Growth Fund (fund) provided a total return of 12.24%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Stock selection within the industrials sector benefited the fund's relative performance.
    Security selection and an underweight position in the consumer staples sector was another area of relative strength.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection and an underweight position in the information technology sector weighed on relative performance.
    Security selection and an overweight position in the financials sector also detracted from relative returns. Weak stock selection within the health care sector was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	12.24%	12.04%	15.33%
A with initial sales charge (5.75%)	5.78%	10.72%	14.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 45,142,552,493
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 210,400,203	[9]
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	45,142,552,493	Total Management Fee ($)#:	210,400,203
Total Number of Holdings:	66	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	49.5%
Communication Services	15.7%
Consumer Discretionary	9.1%
Industrials	7.9%
Financials	7.5%
Health Care	5.7%
Consumer Staples	1.2%
Materials	0.9%
Utilities	0.8%
Energy	0.7%
Real Estate	0.6%
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Microsoft Corp.	13.5%
Alphabet, Inc., "A"	7.8%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., "A"	3.8%
Mastercard, Inc., "A"	3.2%
Broadcom, Inc.	2.8%
Amphenol Corp., "A"	2.2%
Netflix, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.

Material Fund Change Risks Change [Text Block]	The fund was reclassified from a diversified fund to a non-diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since December 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on March 31, 2026 at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.